Changes in financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 2,345,032	R$ 2,029,088
Inflows	3,062,000	1,800,000
Cancellation
Financial expenses	167,857	90,500
Foreign exchange variations, net	60,463	305,010
Payment	(1,789,887)	(1,879,566)
Ending balance	3,845,465	2,345,032
Remeasurement
Leases [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,378,835	7,780,870
Inflows	2,041,474	1,966,355
Cancellation	(202,379)
Financial expenses	858,260	797,569
Foreign exchange variations, net
Payment	(2,012,651)	(1,722,293)
Ending balance	9,063,539	8,378,835
Remeasurement		(443,666)
Derivative Financial Instruments Assets Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(465,922)	(42,106)
Inflows	(296,464)	(161,429)
Cancellation
Financial expenses	148,177	13,016
Foreign exchange variations, net	(60,574)	(305,012)
Payment	227,651	29,610
Ending balance	R$ (447,132)	(465,922)
Remeasurement